PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	6 Months Ended
Sep. 30, 2021
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and VIEs

As of September 30, 2021, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage of
	Place of	incorporation or	direct or	Principal
Subsidiaries	incorporation	acquisition	indirect	activities
Youxinpai (Beijing) Information Technology Co., Ltd.	Beijing	June 15, 2012	100%	Used car auction
Youhan (Shanghai) Information Technology Co., Ltd.	Shanghai	December 25, 2015	100%	Used car auction
Kai Feng Finance Lease (Hangzhou) Co., Ltd.	Hangzhou	March 25, 2013	100%	Loan facilitation
Yougu (Shanghai) Information Technology Co., Ltd.	Shanghai	March 13, 2015	100%	Online used car transaction service
Youxin (Shaanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Online used car transaction service
Youxin (Ningbo) Information Technology Co., Ltd.	Ningbo	July 15, 2020	100%	Vehicle sales

		Date of	Percentage
	Place of	incorporation or	of direct	Principal
VIEs	incorporation	acquisition	or indirect	activities
Youxin Internet (Beijing) Information Technology Co., Ltd.	Beijing	August 11, 2011	99.99%	Auction platform
Youxin Yishouche (Beijing) Information Technology Co., Ltd.	Beijing	March 12, 2015	99.99%	Transaction service